Shareholders' Equity (Details 2) (Investor Warrants, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	May 02, 2013 Bridge Loan	Mar. 31, 2013 Minimum	Sep. 30, 2013 Minimum	Mar. 31, 2013 Maximum	Sep. 30, 2013 Maximum
Warrants
Warrants issued (in shares)	313,058	134,706
Exercise price (in dollars per share)			$ 150.00	$ 4.05	$ 212.50	$ 150.00
Exercise period			1 month 6 days		6 years 2 months 12 days
Borrowings		$ 5.0